Accrued Liabilities and Other Payables	12 Months Ended
Mar. 31, 2026
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 16 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following:

	As of March 31,
	2026	2025
Accrued salaries	$127,075	$4,593
Accruals for operating expenses	198,496	168,923
Other payable	122,664	—
Total	$448,235	$173,516